14. SEGMENTS	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
SEGMENTS

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and ESI, which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed.

Aethlon’s revenue is generated primarily from government contracts to date and ESI does not yet have any revenues. We have not included any allocation of corporate overhead to the ESI segment.

The following tables set forth certain information regarding our segments and other operations that conforms to the consolidated balance sheet and statement of operations presented in this Report:

	Fiscal Years Ended March 31,
	2015	2014
Revenues:
Aethlon	$762,417	$1,623,769
ESI	–	–
Total Revenues	$762,417	$1,623,769

Operating Losses:
Aethlon	$(3,081,169)	$(2,651,863)
ESI	(911,684)	(404,065)
Total Operating Loss	$(3,992,853)	$(3,055,928)

Net Losses:
Aethlon	$(6,087,810)	$(13,357,232)
ESI	(911,684)	(81,730)
Net Loss Before Non-Controlling Interests	$(6,979,494)	$(13,438,962)

Cash:
Aethlon	$721,689	$208,259
ESI	133,907	1,042,020
Total Cash	$855,596	$1,250,279

Total Assets:
Aethlon	$1,159,910	$597,026
ESI	220,678	1,098,076
Total Assets	$1,380,588	$1,695,102

Capital Expenditures:
Aethlon	$–	$37,313
ESI	–	58,743
Capital Expenditures	$–	$96,056

Depreciation and Amortization:
Aethlon	$17,770	$11,549
ESI	19,582	9,538
Total Depreciation and Amortization	$37,352	$21,087

Interest Expense:
Aethlon	$349,923	$1,282,638
ESI	–	4,583
Total Interest Expense	$349,923	$1,287,221